Income Taxes - Schedule of Income Before Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
United Kingdom	$ 139	$ 427	$ 608
Foreign	73	244	178
Income (loss) before income taxes	$ 212	$ 671	$ 786